CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Gross revenue	$ 1,296,509	$ 1,263,147	$ 1,258,227
Reimbursable expenses	(350,780)	(363,103)	(370,615)
Net revenue	945,729	900,044	887,612
Costs and expenses:
Direct costs	611,923	541,388	507,783
Selling, general and administrative	255,864	232,688	230,910
Depreciation and amortization	38,682	33,873	32,659
Non -recurring charges, net (Note 14)	9,817		8,808
Total costs and expenses	916,286	807,949	780,160
Income from operations	29,443	92,095	107,452
Interest Income	1,194	1,761	752
Interest expense	(1,642)	(1,132)	(3,530)
Income before provision for income taxes	28,995	92,724	104,674
Provision for income taxes (Note 13)	(6,115)	(5,653)	(10,375)
Net income	$ 22,880	$ 87,071	$ 94,299
Net income per ordinary share:
Basic	$ 0.38	$ 1.46	$ 1.61
Diluted	$ 0.37	$ 1.44	$ 1.57
Weighted average number of ordinary shares outstanding:
Basic (Note 2)	60,379,338	59,718,934	58,636,878
Diluted (Note 2)	61,070,686	60,637,103	59,900,504